Revenue Recognition - Narrative (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Payment terms	20 days
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 30.8	$ 80.7
Cleco Power
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligations	$ 30.8